SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended
Dec. 31, 2021
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

15.    SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the periods ended December 31, 2021 and 2020, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Amount of transactions for the period ended
Party	Transaction type	12/31/2021	12/31/2020
Joint ventures and associates	Sales and services	10,839,406	2,920,262
Joint ventures and associates	Purchases of goods and services	(29,026,646)	(9,763,160)
Joint ventures and associates	Net loans granted	—	18,409
Key management personnel	Salaries, social security benefits and other benefits	(1,677,312)	(1,716,413)
Key management personnel	Net loans cancelled	—	(603,093)
Key management personnel	Interest gain	—	(8,879)
Shareholders and other related parties	Sales of goods and services	313,432	161,792
Shareholders and other related parties	Purchases of goods and services	(2,441,710)	(399,888)
Shareholders and other related parties	In-kind contributions	437,780	921,390
Parent company and related parties to Parent (Note 7.5)	Interest expenses	(415,812)	(634,128)
Total		(21,970,862)	(9,103,708)

		Amounts receivable from related parties
Party	Transaction type	12/31/2021	06/30/2021
Parent company and related parties to Parent	Other receivables	—	770,549
Shareholders and other related parties	Trade debtors	444,095	—
Other receivables - Other related parties	Other receivables	129,167	134,172
Joint ventures and associates	Trade debtors	1,741,964	221,048
Joint ventures and associates	Other receivables	2,679,918	2,219,863
Total		4,995,144	3,345,632

		Amounts payable to related parties
Party	Transaction type	12/31/2021	06/30/2021
Parent company and related parties to Parent	Trade creditors	(182,812)	(193,718)
Parent company and related parties to Parent	Net loans payables	(9,697,715)	(9,578,921)
Key management personnel	Salaries, social security benefits and other benefits	(270,909)	(436,493)
Shareholders and other related parties	Trade and other payables	(53,661)	(52,864)
Joint ventures and associates	Trade creditors	(21,113,841)	(17,669,027)
Total		(31,318,938)	(27,931,023)